Short-Term Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Short-Term Borrowings [Abstract]
Schedule of Short-term borrowings from banks	Short-term borrowings from banks
	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(Unaudited)
Short-term borrowings
Industrial Bank Co., Ltd. Xiamen Branch (a)	10,000	10,000
Agricultural Bank of China, Xiamen Software Park Sub-branch (b)	10,000	10,000
China Construction Bank Corporation Limited Shanghai Jiading Sub-Branch (c)	2,109	2,108
Subtotal – Bank Loans	22,109	22,108

Short-term borrowings from several third-party investors (the “Investors”)	9,595	4,983

Total	31,704	27,091
(a)

On June 21, 2024, the Group entered into two one-year loan agreements with Industrial Bank Co., Ltd Xiamen Branch for RMB3,000 each, bearing interest at the one-year LPR of 3.45% with an upward floating spread of 0.4%.

On September 14, 2024, the Group entered into a one-year loan agreement with the same bank for RMB4,000, bearing interest at the one-year LPR of 3.35% with an upward floating spread of 0.25%. These loans were fully repaid in June 2025.

On June 17, 2025, the Group entered into three new one-year loan agreements with the same bank, including one loan of RMB4,000 and two loans of RMB3,000 each, all bearing interest at the one-year LPR of 3.0%. The Company’s chairman, Mr. Zhang Andong, and his spouse, Ms. Zhang Hongling, provided personal guarantees for these borrowings.

All the above loans remained outstanding as of June 30, 2025, and are scheduled to be repaid upon maturity.

(b)	On August 30, 2023, the Group entered into a facility agreement with Agricultural Bank of China, Xiamen Software Branch, for a total amount of RMB10,000, with a validity period of ten years from August 30, 2023 to August 29, 2033. Under the facility, the term of each individual borrowing shall not exceed one year. The effective LPR interest rate was 3.45% and floating downward by 0.05%. The Group drew borrowings of RMB1,750, RMB3,200, and RMB5,050, respectively, from September 2nd to 4th, 2024. The spouse of the Company’s chairman, Ms. Zhang Hongling, provided personal guarantees for these borrowings. All such loans remained outstanding as of June 30, 2025 and are expected to be repaid upon maturity.

(c)	On March 5, 2024, the Group entered into a one-year loan agreement with China Construction Bank Corporation Limited Shanghai Jiading Sub-Branch of RMB2,109 with an LPR interest rate of 3.45% and floating upward by 0.5%. The Group repaid RMB1 in March 2025. As of June 30, 2025, the outstanding balance was RMB2,108. The Group has arranged with the bank to facilitate the payment of the outstanding balance in November 2025.